UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-7502

DREYFUS INTERNATIONAL FUNDS, INC.
- Dreyfus Premier Emerging Markets Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Emerging Markets
Statement of Investments
August 31, 2005 (Unaudited)

Common Stocks--93.8%	Shares		Value ($)

Brazil--6.6%
Banco Itau Holding Financeira, ADR	38,790		4,064,416
Brasil Telecom Participacoes, ADR	197,460		7,197,417
Centrais Electricas Brasileiras	126,585		1,751,482
Cia de Saneamento Basico do Estado de Sao Paulo	93,688		5,884,690
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	176,000		2,763,200
Contax Participacoes, ADR	229,220	a	149,823
Empresa Brasileira de Aeronautica, ADR	297,330		10,662,254
Grendene	578,400		4,075,141
Petroleo Brasileiro, ADR	515,519		32,250,869
Telecomunicacoes Brasileiras, ADR	229,220		6,569,445
Unibanco, GDR	132,370		5,919,586
			81,288,323
Chile--.3%
Banco Santander Chile, ADR	98,000		3,717,140
China-4.2%
Beijing Capital International Airport, Cl. H	3,761,000		1,548,367
Byd, Cl. H	449,000		800,289
China Petroleum & Chemical, ADR	31,100		1,392,969
China Petroleum & Chemical, Cl. H	12,756,700		5,679,615
China Shenhua Energy, Cl. H	4,705,000		5,230,820
China Telecom, Cl. H	21,327,800		7,959,367
Huadian Power International, Cl. H	26,607,800		7,356,403
Huaneng Power International, Cl. H	5,467,600		3,905,898
PetroChina, Cl. H	9,088,000		7,033,766
Sinopec Yizheng Chemical Fibre, Cl. H	19,077,400		3,034,100
Sinotrans, Cl. H	14,973,000		5,258,547
Weiqiao Textile, Cl. H	1,793,000		2,354,035
			51,554,176
Croatia--.4%
Pliva, GDR	414,800	b	5,259,664
Egypt--.3%
Commercial International Bank, GDR	420,000	b	3,418,800
Hong Kong--3.9%
Beijing Enterprises Holdings	1,378,000		1,939,808
Brilliance China Automotive Holdings	10,273,000		1,750,298
China Mobile (Hong Kong)	3,603,400		15,667,677
China Resources Enterprise	4,201,400		6,768,837
CNOOC	6,113,000		4,397,368
Denway Motors	22,296,500		8,269,525
Global Bio-Chem Technology Group	1,387,000		648,460
Panva Gas Holdings	2,865,000	c	1,310,175
Shanghai Industrial Holdings	3,750,500		7,151,625
			47,903,773
Hungary--1.6%

Gedeon Richter	48,372		7,722,316
Magyar Telekom	2,269,933		11,467,783
			19,190,099
India--8.8%
Bharat Petroleum	1,122,971		9,036,089
Dr. Reddy's Laboratories	103,582		1,876,664
Dr. Reddy's Laboratories, ADR	554,600		10,077,082
GAIL India	455,840		2,420,217
GAIL India, GDR	205,900	b	6,543,502
Hindalco Industries	1,823,270		5,953,323
Hindalco Industries, GDR	220,900	b	7,024,620
Hindustan Petroleum	1,569,363		10,419,317
Mahanagar Telephone Nigam	3,830,150		11,146,619
Mahanagar Telephone Nigam, ADR	380,521		2,663,647
Oil & Natural Gas	347,756		7,734,011
Reliance Industries	1,223,025		19,903,645
State Bank of India	248,500		4,486,720
State Bank of India, GDR	204,000	b	9,180,000
			108,465,456
Indonesia--1.6%
Bank Mandiri Persero	21,534,500		2,874,494
Gudang Garam	5,349,400		5,723,412
Indofood Sukses Makmur	53,099,200		4,074,306
Telekomunikasi Indonesia	15,220,000		7,495,196
			20,167,408
Israel--.7%
Bank Hapoalim	746,193		2,754,403
Bank Leumi Le-Israel	985,000		2,913,944
Super-Sol	1,355,591		3,381,795
			9,050,142
Malaysia--4.4%
AMMB Holdings	1,430,300		971,176
Commerce Asset Holdings	5,659,100		8,326,477
Gamuda	6,427,800		7,298,302
Genting	2,230,500		11,293,550
Kuala Lumpur Kepong	1,933,100		3,692,262
MK Land Holdings	1,917,800		498,650
Proton Holdings	483,200		1,131,528
Resorts World	2,774,200		7,570,452
Sime Darby	8,084,800		12,963,564
			53,745,961
Mexico--7.2%
Cemex	1,205,062		5,738,497
Coca-Cola Femsa, ADR	704,930		19,033,110
Controladora Comercial Mexicana (Units)	8,787,000		12,254,091
Desc, Ser. B	13,209,200	c	3,426,336
Embotelladoras Arca	160,000		345,110
Grupo Continental	4,043,750		6,842,344
Kimberly-Clark de Mexico, Cl. A	3,268,200		10,747,139
Telefonos de Mexico, ADR	1,569,940		30,142,848
			88,529,475
Philippines--.8%

ABS-CBN Broadcasting	4,130,600	c	992,649
Bank of Philippine Islands	5,784,068		5,499,777
Manila Electric, Cl. B	5,700,264	c	2,303,287
SM Prime Holdings	8,109,800		1,026,298
			9,822,011
Poland--.9%
KGHM Polska Miedz	216,807		2,657,308
Powszechna Kasa Oszczednosci Bank Polski	318,000	b	2,813,295
Telekomunikacja Polska	861,851		5,956,763
			11,427,366
Russia--3.8%
Gazprom, ADR	283,630		13,982,959
LUKOIL, ADR	627,200		30,479,630
NovaTek, GDR	109,200	b, c	2,402,400
			46,864,989
South Africa--11.6%
Alexander Forbes	2,174,428		4,697,311
Aveng	3,133,556		6,523,113
Bidvest Group	790,486		10,854,435
Illovo Sugar	3,077,520		4,279,034
Impala Platinum Holdings	106,129		11,154,800
Nampak	4,958,401		11,996,760
Nedbank Group	1,766,258		24,389,068
Network Healthcare Holdings	3,457,300		3,324,223
Old Mutual	4,314,506		10,986,086
Sanlam	6,435,401		13,346,001
Sappi	1,501,529		16,076,858
Sasol	460,202		15,544,922
Shoprite Holdings	1,115,344		2,812,454
Steinhoff International Holdings	2,365,500		6,132,090
			142,117,155
South Korea--20.9%
CJ	81,560		5,207,190
Daelim Industrial	111,930		6,644,486
Hyundai Department Store	70,010		4,620,133
Hyundai Development	119,500		3,207,830
Hyundai Motor	164,160		11,336,551
Industrial Bank of Korea	595,170		6,226,589
INI Steel	107,870		2,196,737
Kangwon Land	660,611		10,429,616
Kia Motors	331,560		4,946,850
Kookmin Bank	310,640		15,629,716
Kookmin Bank, ADR	133,734		6,777,639
Korea Electric Power	668,660		21,039,936
Korea Electric Power, ADR	63,100		1,012,755
Korea Fine Chemical	42,566		351,319
Korean Air Lines	445,600		7,648,403
KT, ADR	835,150		16,995,303
Kumho Tire, GDR	260,000	b	1,963,000
LG Chem	281,820		11,562,312
LG Electronics	250,810		15,122,138
POSCO	44,120		9,149,393

POSCO, ADR	82,790	4,325,778
Samsung	146,510	2,161,715
Samsung Electro-Mechanics	452,960	10,956,040
Samsung Electronics	54,214	28,648,197
Samsung Fire & Marine Insurance	147,920	14,230,821
Samsung SDI	79,667	7,516,013
SK	122,000	6,074,747
SK Telecom	25,200	4,611,372
SK Telecom, ADR	720,400	15,315,704
		255,908,283
Taiwan--12.6%
Accton Technology	4,310,260 c	1,616,078
Advanced Semiconductor Engineering	8,925,000	6,153,991
Asustek Computer	1,894,248	4,614,824
Asustek Computer, GDR	1,388,860 b	3,430,484
Benq	7,821,450	7,334,606
China Motor	6,598,330	6,068,101
Chunghwa Telecom, ADR	154,100	2,966,425
Compal Electronics	6,885,876	6,887,999
Compal Electronics, GDR	2,865,934 b	14,272,350
Delta Electronics	2,674,030	4,357,003
Elan Microelectronics	2,954,544	1,313,907
First Financial Holding	13,205,850	9,721,961
Nien Hsing Textile	4,595,000	3,492,986
Optimax Technology	3,549,180	6,218,674
Quanta Computer	9,084,664	14,498,289
SinoPac Financial Holdings	26,637,103	12,804,646
Sunplus Technology	2,621,000	2,646,177
Taishin Financial Holdings	2,724,997	1,750,445
Taiwan Mobile	7,760,429	7,236,004
United Microelectronics	29,348,486	17,710,192
United Microelectronics, ADR	2,655,098	9,053,883
Yageo	30,026,200 c	9,513,882
		153,662,907

Thailand--2.6%
Charoen Pokphand Foods	29,340,000	3,665,774
CP Seven Eleven	9,678,000	1,395,754
Delta Electronics Thai	2,889,000	1,086,111
Kasikornbank	4,963,500	7,624,415
Krung Thai Bank	34,863,300	8,179,439
Siam Commercial Bank	5,923,700	7,104,134
Siam Makro	1,767,600	2,549,191
		31,604,818
Turkey--.6%
Tupras Turkiye Petrol Rafine	464,405	7,110,177

Total Common Stocks
(cost $851,224,224)		1,150,808,123

Preferred Stocks--3.3%

Brazil:
Centrais Electricas Brasileiras	172,810	2,303,058
Cia de Tecidos do Norte de Minas	72,470	5,228,926
Cia Energetica de Minas Gerais	176,599	6,172,450
Cia Paranaense de Energia	1,114,857	6,402,111
Duratex	461,273	4,346,276
Klabin	1,082,200	2,085,305
Telecomunicacoes de Sao Paulo	321,914	5,922,902
Telemar Norte Leste, Cl. A	134,300	2,964,051
Telemig Celular Participacoes	2,805,694	4,429,854
Total Preferred Stocks
(cost $27,041,940)	39,854,933

Total Investments (cost $878,266,164)	97.1%	1,190,663,056

Cash and Receivables (Net)	2.9%	36,041,739

Net Assets	100.0%	1,226,704,795

ADR--American Depository Receipt
GDR--Global Depository Receipt

a	The valuation of this security has been determined in good faith under the direction of the
Board of Directors.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933.	These securities
may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At August 31, 2005, these securities amounted to $56,308,115 or 4.6% of net assets.
c	Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 25, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 25, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)